Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Term Classification [Line Items]
Long-term receivables(1)	$ 319	$ 144
Leasehold incentives	0	2
Precious metals	23	21
Other	18	18
Other non-current assets	360	185
Later than one year
Term Classification [Line Items]
Receivables and payables related to insurance contracts	$ 253	$ 0